GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.81%
71,513	American Campus Communities Inc REIT	$ 3,464,805
140,797	American Homes 4 Rent REIT Class A	5,367,182
80,693	Apartment Income Corp REIT	3,938,625
76,807	Apartment Investment & Management Co REIT Class A	526,128
71,776	AvalonBay Communities Inc REIT	15,908,433
51,705	Camden Property Trust REIT	7,624,936
7,189	Centerspace REIT	679,361
175,178	Equity Residential REIT	14,175,404
33,434	Essex Property Trust Inc REIT	10,690,187
53,800	Independence Realty Trust Inc REIT	1,094,830
296,362	Invitation Homes Inc REIT	11,359,555
59,644	Mid-America Apartment Communities Inc REIT	11,138,517
11,585	NexPoint Residential Trust Inc REIT	716,880
143,448	UDR Inc REIT	7,599,875
		94,284,718
Diversified REITS — 9.37%
60,304	American Finance Trust Inc REIT	484,844
81,894	Broadstone Net Lease Inc REIT	2,031,790
145,278	Digital Realty Trust Inc REIT	20,985,407
194,500	Duke Realty Corp REIT	9,310,715
38,585	EPR Properties REIT	1,905,327
51,332	Global Net Lease Inc REIT	822,339
143,276	Lexington Realty Trust REIT	1,826,769
10,290	PS Business Parks Inc REIT	1,612,855
43,304	Washington REIT	1,071,774
94,731	WP Carey Inc REIT	6,919,152
		46,970,972
Health Care REITS — 10.42%
49,665	CareTrust Inc REIT	1,009,193
11,886	Community Healthcare Trust Inc REIT	537,128
122,006	Diversified Healthcare Trust REIT	413,600
30,886	Global Medical Inc REIT	454,024
74,992	Healthcare Realty Trust Inc REIT	2,233,262
112,514	Healthcare Trust of America Inc REIT Class A	3,337,165
277,076	Healthpeak Properties Inc REIT	9,276,505
20,152	LTC Properties Inc REIT	638,617
23,467	National Health Investors Inc REIT	1,255,485
122,802	Omega Healthcare Investors Inc REIT	3,679,148
Shares		Fair Value
Health Care REITS — (continued)
6,560	Universal Health Realty Income Trust REIT	$ 362,571
202,280	Ventas Inc REIT	11,167,879
217,233	Welltower Inc REIT	17,899,999
		52,264,576
Hotels REITS — 4.09%
109,623	Apple Hospitality Inc REIT	1,724,370
24,955	Chatham Lodging Trust REIT(a)	305,699
107,800	DiamondRock Hospitality Co REIT(a)	1,018,710
16,433	Hersha Hospitality Trust REIT(a)	153,320
367,044	Host Hotels & Resorts Inc REIT(a)	5,993,828
121,786	Park Hotels & Resorts Inc REIT(a)	2,330,984
67,244	Pebblebrook Hotel Trust REIT	1,506,938
85,279	RLJ Lodging Trust REIT	1,267,246
28,357	Ryman Hospitality Properties Inc REIT(a)	2,373,481
84,377	Service Properties Trust REIT	945,866
54,481	Summit Hotel Properties Inc REIT(a)	524,652
112,110	Sunstone Hotel Investors Inc REIT(a)	1,338,593
58,454	Xenia Hotels & Resorts Inc REIT(a)	1,036,974
		20,520,661
Manufactured Homes REITS — 3.57%
87,859	Equity LifeStyle Properties Inc REIT	6,861,788
59,584	Sun Communities Inc REIT	11,028,998
		17,890,786
Office Property REITS — 11.99%
71,279	Alexandria Real Estate Equities Inc REIT	13,619,278
26,928	American Assets Trust Inc REIT	1,007,646
73,059	Boston Properties Inc REIT	7,915,943
87,471	Brandywine Realty Trust REIT	1,173,861
22,292	City Office Inc REIT	398,135
58,811	Columbia Property Trust Inc REIT	1,118,585
57,496	Corporate Office Properties Trust REIT	1,551,242
76,499	Cousins Properties Inc REIT	2,852,648
90,269	Douglas Emmett Inc REIT	2,853,403
42,965	Easterly Government Properties Inc REIT	887,657
72,360	Empire State Realty Trust Inc REIT Class A(b)	725,771
62,412	Equity Commonwealth REIT(a)	1,621,464
50,206	Franklin Street Properties Corp REIT	232,956

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
53,672	Highwoods Properties Inc REIT	$ 2,354,054
78,597	Hudson Pacific Properties Inc REIT	2,064,743
59,927	JBG SMITH Properties REIT	1,774,438
53,880	Kilroy Realty Corp REIT	3,567,395
40,962	Mack-Cali Realty Corp REIT(a)	701,269
24,738	Office Properties Income Trust REIT	626,614
84,051	Paramount Group Inc REIT	755,618
63,534	Piedmont Office Realty Trust Inc REIT Class A	1,107,398
34,578	SL Green Realty Corp REIT(b)	2,449,506
117,802	VEREIT Inc REIT	5,328,184
81,737	Vornado Realty Trust REIT	3,433,771
		60,121,579
Regional Malls REITS — 4.92%
109,873	Macerich Co REIT	1,835,978
168,934	Simon Property Group Inc REIT	21,956,352
53,207	Tanger Factory Outlet Centers Inc REIT(b)	867,274
		24,659,604
Shopping Centers REITS — 5.48%
45,263	Acadia Realty Trust REIT	923,818
152,673	Brixmor Property Group Inc REIT	3,375,600
35,982	Federal Realty Investment Trust REIT	4,245,516
315,399	Kimco Realty Corp REIT	6,544,529
43,272	Kite Realty Group Trust REIT	881,018
20,230	NETSTREIT Corp REIT	478,440
78,596	Regency Centers Corp REIT	5,291,869
62,149	Retail Opportunity Investments Corp REIT	1,082,636
109,938	Retail Properties of America Inc REIT Class A	1,416,001
41,546	RPT Realty REIT	530,127
18,534	Seritage Growth Properties REIT Class A(a)(b)	274,859
91,812	SITE Centers Corp REIT	1,417,577
56,355	Urban Edge Properties REIT	1,031,860
		27,493,850
Single Tenant REITS — 5.87%
35,501	Agree Realty Corp REIT	2,351,231
61,056	Essential Properties Realty Trust Inc REIT	1,704,683
39,002	Four Corners Property Trust Inc REIT	1,047,594
19,918	Getty Realty Corp REIT	583,797
90,273	National Retail Properties Inc REIT	3,898,891
200,178	Realty Income Corp REIT	12,983,545
61,276	Spirit Realty Capital Inc REIT	2,821,147
Shares		Fair Value
Single Tenant REITS — (continued)
125,703	STORE Capital Corp REIT	$ 4,026,267
		29,417,155
Storage REITS — 9.31%
103,728	CubeSmart REIT	5,025,622
68,789	Extra Space Storage Inc REIT	11,555,864
40,261	Life Storage Inc REIT	4,619,547
42,021	National Storage Affiliates Trust REIT	2,218,289
78,371	Public Storage REIT	23,284,024
		46,703,346
Warehouse/Industry REITS — 14.50%
134,218	Americold Realty Trust REIT	3,899,033
20,772	EastGroup Properties Inc REIT	3,461,238
66,385	First Industrial Realty Trust Inc REIT	3,457,331
33,430	Industrial Logistics Properties Trust REIT	849,456
12,311	Innovative Industrial Properties Inc REIT	2,845,934
50,313	Monmouth Real Estate Investment Corp REIT	938,337
379,964	Prologis Inc REIT	47,658,885
70,810	Rexford Industrial Realty Inc REIT	4,018,467
83,312	STAG Industrial Inc REIT	3,269,996
36,333	Terreno Realty Corp REIT	2,297,336
		72,696,013
TOTAL COMMON STOCK — 98.33% (Cost $424,320,232)		$493,023,260
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.25%
$999,926	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $999,926 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	999,926

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$252,580	Undivided interest of 56.24% in a repurchase agreement (principal amount/value $449,117 with a maturity value of $449,118) with TD Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $252,580 on 10/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 4.50%, 12/1/35 - 10/1/51, with a value of $458,099.(c)	$ 252,580
TOTAL SHORT TERM INVESTMENTS — 0.25% (Cost $1,252,506)		$1,252,506
TOTAL INVESTMENTS — 98.58% (Cost $425,572,738)		$494,275,766
OTHER ASSETS & LIABILITIES, NET — 1.42%		$7,107,877
TOTAL NET ASSETS — 100.00%		$501,383,643
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P 500® Emini Futures	32	USD	6,876,400	December 2021	$(163,638)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 18 futures contracts for the reporting period.

September 30, 2021